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                                                              December 15, 1998


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      IVY FUND, FILE NOS. 2-17613, 811-1028

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), please accept this letter as certification on behalf of the above-named Registrant (the "Trust") that the forms of Prospectuses and Statements of Additional Information relating to Ivy US Blue Chip Fund that the Trust would have filed pursuant to Rule 497(c) under the Act, in connection with the filing on October 30, 1998 pursuant to Rule 485(b) under the Act of Post-Effective Amendment No. 101 to the Trust's Registration Statement on Form N-1A ("PEA101"), would not have differed from those contained in PEA101. PEA101 was filed electronically on October 30, 1998 as Accession No.:
0000945621-98-000158.

         No fees are required in connection with this filing.  Please call me at
(617) 728-7174 or Joseph R. Fleming at (617) 728-7161 if you have any questions.

                                                              Very truly yours,



                                                              TRACY M. SOEHLE


cc:  Joseph R. Fleming, Esq.